UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21985
Investment Company Act file number:

 Hatteras Core Alternatives TEI Institutional Fund, L.P.
 (Exact name of registrant as specified in charter)

 6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615
(Address of principal executive offices) (Zip code)

David B. Perkins
6601 Six Forks Road, Suite 340
Raleigh, NC 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1. Proxy Voting Record.

The Fund has not voted any proxies during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Hatteras Core Alternatives TEI Institutional Fund, L.P.

By (Signature and Title) /s/ Candi Hughes
Candi Hughes
Treasurer

Date       July 10, 2018